PARENT COMPANY FINANCIAL INFORMATION - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Other assets	$ 9,509	$ 8,525
Total assets	1,782,592	1,332,506
Liabilities and stockholders’ equity:
Other borrowings	12,498	7,975
Subordinated debt	0	4,493
Accrued interest	132	278
Total liabilities	1,605,394	1,191,850
Stockholders’ equity	177,198	140,656	$ 126,637
Total liabilities and stockholders' equity	1,782,592	1,332,506
Southern States Bancshares, Inc.
Assets:
Cash	399	161
Investment in subsidiary	188,503	152,671
Other assets	794	319
Total assets	189,696	153,151
Liabilities and stockholders’ equity:
Other borrowings	12,498	7,975
Subordinated debt	0	4,493
Accrued interest	0	27
Total liabilities	12,498	12,495
Stockholders’ equity	177,198	140,656
Total liabilities and stockholders' equity	$ 189,696	$ 153,151